BY HAND AND BY EDGAR
Mr. Mark Webb
Legal Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	EverBank Financial Corp Amendment No. 4 to Registration Statement on Form S-1 Filed May 12, 2011 File No. 333-169824
Dear Mr. Webb:
        On behalf of EverBank Financial Corp, a Delaware corporation (the “Company”), enclosed please find a copy of Amendment No. 5 (the “Amendment”) to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 4 to the Registration Statement filed with the Commission on May 12, 2011.

Mark Webb
Securities and Exchange Commission
August 11, 2011

        The changes reflected in the Amendment include those made in response to the comments (the “Comments”) of the Staff of the Commission (the “Staff”) set forth in the Staff’s letter of May 20, 2011 (the “Comment Letter”).
        The Amendment also includes other changes that are intended to update, clarify and render more complete the information contained therein.
        Set forth below are the Company’s responses to the Comments. For the convenience of the Staff, the Company has restated in this letter each of the Comments in the Comment Letter and numbered each of the responses to correspond to the numbers of the Comments. Capitalized terms used but not defined herein have the meanings given to them in the Registration Statement. All references to page numbers and captions (other than those in the Staff’s Comments) correspond to the page numbers and captions in the preliminary prospectus included in the Amendment.
Amendment No. 4 to Registration Statement on Form S-1
Prospectus Summary
1.	Please revise the “Summary” section in the forepart of the prospectus to disclose that you have recently entered into a consent order with the Office of Thrift Supervision. Please also disclose all material actions you have taken in response to this order to date. Confirm that you will revise any amendments to the registration statement to update this information, as necessary.
        The Company has revised the “Summary” section on pages 6 and 7 of the Registration Statement to disclose that the Company and EverBank have entered into a consent order with the OTS and the Company’s ongoing efforts in response to the consent order. The Company confirms that it will revise any amendments to the Registration Statement to update such information, as necessary.
Financial Statements General
General
2.	Please revise to update the financial statements included in your registration

Mark Webb
Securities and Exchange Commission
August 11, 2011

statement in accordance with Rule 3-12 of Regulation S-X.
        The Company has revised the Registration Statement to include financial statements for the Company up to and including the six-month period ended June 30, 2011.
3.	Please provide an updated consent from your independent accountants in the pre-effective amendment.
        The Company has filed updated auditors’ consents as Exhibits 23.1 through 23.5 to the Registration Statement.
(f) Allowance for Loan and Lease Losses, page F-13
4.	Please revise to describe the specific risk characteristics of each loan portfolio segment. Refer to ASC 310-10-50-11B(a)(2).
        The Company has revised the disclosure on page F-61 of the Registration Statement in response to the Staff’s Comment.
5.	Please revise to disclose your policy for recognizing interest income on impaired loans, including how cash receipts are recorded. Refer to ASC 310-10-50-15(b).
        The Company has revised the disclosure on page F-63 of the Registration Statement in response to the Staff’s Comment.
6.	Please revise to discuss the factors you consider in determining that you will be unable to collect all principal and interest payments due in accordance with the loan or lease contract. Refer to ASC 310-10-50-15(e).
        The Company has revised the disclosure on page F-63 of the Registration Statement in response to the Staff’s Comment.

Mark Webb
Securities and Exchange Commission
August 11, 2011

(g) Asset Quality, page F-16
7.	Please revise to disclose the specific period of performance a customer must demonstrate before loan and lease interest accruals are resumed and suspended interest is recognized. Refer to ASC 310-10-50-6(c).
        The Company has revised the disclosure on page F-64 of the Registration Statement in response to the Staff’s Comment.
Note 9 — Allowance for Loan Losses, page F-38
8.	Please revise to explicitly disclose the date or range of dates for which your credit quality indicators were updated. Refer to ASC 310-10-50-29(c).
        The Company has revised the disclosure on page F-87 of the Registration Statement in response to the Staff’s Comment.
9.	Please revise your aging analysis of loans and leases by class to further breakout the amounts included in the 30-89 days past due bucket into loans past due 30-59 days and loans past due 60-89 days. Refer to ASC 310-10-55-9.
        The Company has revised the disclosure on page F-88 of the Registration Statement in response to the Staff’s Comment.
Note 26 — Commitments and Contingencies, page F-68
Legal Actions, page F-71
10.	We note your disclosure that the outcome of the OTS horizontal review could result in material fines, penalties, equitable remedies or other enforcement actions, as well as significant legal costs in responding to governmental examinations and additional litigation for the Company. We also note that in this situation, you have not disclosed either:
•	the possible loss or range of loss; or

•	a statement that an estimate of the loss cannot be made.

Mark Webb
Securities and Exchange Commission
August 11, 2011

To the extent that it is at least reasonably possible that an exposure to loss exists in excess of amounts accrued, please revise to disclose an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. If you are unable to estimate a range of loss, please disclose why. Revise to include all of disclosures required by paragraphs 3-5 of ASC 450-20-50.
        The Company has revised its disclosure on page F-121 of the Registration Statement in response to the Staff’s Comment.
11.	Please tell us and revise to provide an update related to the outcome of the OTS horizontal review as of March 31, 2011 and through the current date including whether you have accrued any amounts for possible losses.
        As indicated in the Company’s revised disclosure on pages 6, 7 and F-121 of the Registration Statement, although the OTS, in its consent order, has reserved the right to impose civil monetary penalties on the various banks subject to the OTS horizontal review, it has not imposed any monetary penalties on the Company to date. The Company is unable to estimate any loss that may result from any such potential penalties and has accordingly not accrued any amounts for possible losses in connection therewith through the present date.
* * * * *

Mark Webb
Securities and Exchange Commission
August 11, 2011

        Please contact the undersigned at (212) 735-4112 should you require further information or have any questions.
Very truly yours,
/s/ Richard B. Aftanas

cc:	David Lin
Angela Connell
Sharon Blume
Securities and Exchange Commission

Thomas A. Hajda
EverBank Financial Corp
501 Riverside Ave.
Jacksonville, FL 32202

Lesley Peng
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017